Expendable spare parts and supplies, net of provision for obsolescence (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Expendable Spare Parts and Supplies	Expendable spare parts and supplies as of December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
Expendable spare parts	$79,427	$83,151
Supplies	8,907	7,244

Total	$88,334	$90,395

Summary of Rollforward of Inventory Allowance
Changes during the year in the provision for expandable spare parts and suppliers obsolescence as follows:

	December 31, 2019	December 31, 2018
Balance at beginning of year	$6,505	$18,631
Expense (reversal) for obsolete inventory	2,075	(3,203)
Write-offs against the allowance	(3,250)	(8,923)

Balance at end of year	$5,330	$6,505